Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest and Dividend Income
Loans	$ 15,992	$ 16,776
Securities
Taxable	294	708
Tax-exempt	391	640
Federal funds sold	129	106
Dividends on Federal Home Loan Bank and other stock	219	232
Total interest and dividend income	17,025	18,462
Interest Expense
Deposits	1,572	2,299
Borrowings	1,461	1,562
Total interest expense	3,033	3,861
Net Interest Income	13,992	14,601
Provision for Loan Losses	1,241	1,128
Net Interest Income After Provision for Loan Losses	12,751	13,473
Noninterest Income
Customer service fees	2,354	2,060
Net gains on loan sales	58	32
Earnings on bank-owned life insurance	437	445
BOLI benefit in excess of surrender value	935	0
Other	428	406
Total noninterest income	4,212	2,943
Noninterest expense
Salaries and employee benefits	7,077	6,849
Net occupancy and equipment expense	1,882	1,860
Professional fees	843	826
Insurance	284	251
Deposit insurance premiums	296	288
Franchise and other taxes	504	513
Marketing expense	403	394
Printing and office supplies	197	233
Amortization of intangible assets	119	119
Provision for losses on foreclosed real estate	240	83
Loss on sale of real estate and other repossessed assets	13	6
Other	2,137	2,050
Total noninterest expense	13,995	13,472
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	2,968	2,944
Provision for Federal Income Taxes	356	546
Net income	$ 2,612	$ 2,398
Basic Earnings Per Share	$ 0.53	$ 0.49
Diluted Earnings Per Share	$ 0.53	$ 0.48